Annual Fund Operating Expenses - ProShares K-1 Free Crude Oil Strategy ETF - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.65%
Other Expenses	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.67%